Risk Management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk Management
Total exposure	R$ 2,809,441	R$ 3,321,489
Percentage of decrease in currency due to debt	15.80%
Liabilities related to exchange rate variation of borrowings and financing contracts	R$ 488,614	38,324
Income before taxes	280,944	332,149
Effects on profit for the year before taxes	R$ 168,148	R$ 149,049
Leverage ratio	36.00%	37.00%
Financial instrument assets receivables from related parties	R$ 1,156,743	R$ 818,552
Reimbursement of additional retirement and pension plan	R$ 1,060,040	R$ 741,910